Mortgage-Backed Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity:
Estimated Fair Market Value	$ 545,761	$ 3,867,488
Mortgage-backed securities [Member]
Held to Maturity:
Amortized Cost	4,115,523	5,914,372
Gross Unrealized Gains	252,904	285,167
Gross Unrealized Losses	(4)	(32)
Estimated Fair Market Value	4,368,423	6,199,507
Securities available for sale:
Amortized Cost	9,020,099	17,925,284
Gross Unrealized Gains	150,310	292,406
Gross Unrealized Losses	(19)	(97,153)
Estimated Fair Market Value	9,170,390	18,120,537
Mortgage-backed securities [Member] | GNMA pass-through certificates [Member]
Held to Maturity:
Amortized Cost	83,587	98,887
Gross Unrealized Gains	2,602	2,802
Estimated Fair Market Value	86,189	101,689
Securities available for sale:
Amortized Cost	1,139,894	1,560,755
Gross Unrealized Gains	26,353	27,214
Gross Unrealized Losses	(19)	(7,487)
Estimated Fair Market Value	1,166,228	1,580,482
Mortgage-backed securities [Member] | FNMA pass-through certificates [Member]
Held to Maturity:
Amortized Cost	1,154,638	1,622,994
Gross Unrealized Gains	78,603	87,271
Gross Unrealized Losses	(4)
Estimated Fair Market Value	1,233,237	1,710,265
Securities available for sale:
Amortized Cost	4,407,970	10,333,033
Gross Unrealized Gains	60,059	122,305
Gross Unrealized Losses		(57,550)
Estimated Fair Market Value	4,468,029	10,397,788
Mortgage-backed securities [Member] | FHLMC pass-through certificates [Member]
Held to Maturity:
Amortized Cost	2,132,408	2,943,565
Gross Unrealized Gains	125,364	148,248
Estimated Fair Market Value	2,257,772	3,091,813
Securities available for sale:
Amortized Cost	3,390,467	5,521,741
Gross Unrealized Gains	61,689	129,547
Gross Unrealized Losses		(32,116)
Estimated Fair Market Value	3,452,156	5,619,172
Mortgage-backed securities [Member] | FHLMC and FNMA - REMICs [Member]
Held to Maturity:
Amortized Cost	744,890	1,248,926
Gross Unrealized Gains	46,335	46,846
Gross Unrealized Losses		(32)
Estimated Fair Market Value	791,225	1,295,740
Securities available for sale:
Amortized Cost	81,768	509,755
Gross Unrealized Gains	2,209	13,340
Estimated Fair Market Value	$ 83,977	$ 523,095